Debt and Other Financing Arrangements - Schedule of Debt and Other Financing Arrangements (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Due from 2020 to 2040 [Member] | Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Debt instrument - maturity year - start	2020
Debt instrument - maturity year - end	2040
Notes, 5.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.75%
Debt instrument - maturity year	2017
Notes, 5.85%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.85%
Debt instrument - maturity year	2018
Notes, 4.125%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.125%
Debt instrument - maturity year	2022
Notes, 4.0%, Due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.00%
Debt instrument - maturity year	2023
Notes, 6.40%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.40%
Debt instrument - maturity year	2037
Notes, 5.20%, Due 2043 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.20%
Debt instrument - maturity year	2043
1.65% to 1.92% Variable, Due from 2020 to 2040 [Member] | Industrial Revenue Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	1.65%
1.65% to 1.92% Variable, Due from 2020 to 2040 [Member] | Industrial Revenue Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	1.92%
0.79% to 1.00% Variable, Due from 2020 to 2040 [Member] | Industrial Revenue Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		0.79%
0.79% to 1.00% Variable, Due from 2020 to 2040 [Member] | Industrial Revenue Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		1.00%